Long-term Debt - Summary of Terms and Conditions of Outstanding Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jul. 14, 2021	Jul. 02, 2021	Jan. 13, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount	$ 1,608,094				$ 872,544	$ 1,343,307
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.32%				3.32%
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.22%				4.22%
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.85%				3.85%
Year of maturity	December 2026
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		2.89%	2.87%	3.15%
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		3.37%	3.34%	3.50%
Canada, Dollars | Unsecured Revolving Facility | BA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.25%
Year of maturity	2025
Face value	$ 130,000				$ 41,700
Carrying amount	$ 101,061				32,279
Canada, Dollars | Unsecured Revolving Facility | Libor
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.25%
Canada, Dollars | Unsecured Revolving Credit Facility and Term Loans | BA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.25%
Year of maturity	2025
Face value	$ 21,279
Carrying amount	$ 16,646
Canada, Dollars | Unsecured Term Loan | BA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2022
Face value	$ 410,000				410,000
Carrying amount	$ 324,444				321,852
Canada, Dollars | Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Year of maturity	2024
Face value	$ 200,000				200,000
Carrying amount	$ 157,743				156,479
Canada, Dollars | Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.32%
Canada, Dollars | Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.22%
Canada, Dollars | Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 136,338				143,796
Carrying amount	$ 107,888				113,086
Canada, Dollars | Conditional Sales Contracts | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2022
Canada, Dollars | Conditional Sales Contracts | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.72%
Year of maturity	2024
United States of America, Dollars | Unsecured Revolving Facility | Libor
Disclosure Of Detailed Information About Borrowings [Line Items]
Year of maturity	2025
Face value	$ 120,000				92,634
Carrying amount	$ 118,634				91,387
United States of America, Dollars | Unsecured Revolving Credit Facility and Term Loans | Libor
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.25%
Year of maturity	2025
Face value	$ 3,100				7,461
Carrying amount	3,065				7,461
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	180,000				150,000
Carrying amount	$ 179,658				$ 150,000
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.89%
Year of maturity	2026
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.85%
Year of maturity	2033
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 500,000
Carrying amount	$ 499,049
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.15%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.50%
Year of maturity	2036
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 100,000
Carrying amount	$ 99,906
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.87%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.34%
Year of maturity	2033